DUE FROM A RELATED PARTY (Details Narrative) - USD ($)	Mar. 31, 2026	Jun. 05, 2025	Jun. 02, 2025	Apr. 30, 2024	Mar. 31, 2024
Common Class A [Member]
Defined Benefit Plan Disclosure [Line Items]
Ordinary shares issued upon conversion of promissort notes	1,900,000
Nova Pulsar Holdings Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Convertible debt	$ 575,000			$ 69,763	$ 69,764
Conversion price	$ 10.00
Promissory note converted amount			$ 714,527
Nova Pulsar Holdings Limited [Member] | Common Class A [Member]
Defined Benefit Plan Disclosure [Line Items]
Conversion price			$ 2.2611
Promissory note converted amount			$ 714,527
Ordinary shares issued upon conversion of promissort notes		316,004	316,004